DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total Other Income	$ 597,061	$ 573,017	$ 100,129
Gain from changes in fair value of biological assets (note 20)	159,021	264,477	12,932
Net income from insurance compensation	17,336	204,966	2,046
Revenue from export promotion	1,099	943	1,157
Lease income	4,960	10,158	3,447
Gain on sales of assets	21,040	27,755	48,653
Rights of way	5	488	905
Recovery of tax credits	1,622	7,102	0
Compensations received	43	7,285	221
Gain on sales of subsidiaries and associates	354,067	0	0
Reversal of impairment of property, plants and equipment	7,248	6,886	2,288
Reimbursement provisions (legal and others)	3,680	12,322	4,524
Other operating income	26,940	30,635	23,956
Total Other Expenses by function	(212,213)	(480,336)	(373,889)
Depreciation of leased assets	(2,814)	(1,494)	0
Provision legal expenses	(12,483)	(14,398)	(10,478)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(42,583)	(110,559)	(170,207)
Operating expenses related to restructuring or from plants stoppage or closed	(44,181)	(236,525)	(82,337)
Expenses related to projects	(11,399)	(13,975)	(27,837)
Loss by leasses	(747)	0
Loss of asset sales	(11,497)	(12,389)	(12,575)
Loss and repair of assets	(3,149)	(11,076)	(12,585)
Loss of forest due to fires	(24,918)	(25,101)	(17,127)
Other Taxes	(34,691)	(20,977)	(20,413)
Research and development expenses	(1,605)	(3,939)	(4,432)
Fines, readjustments and interest	(695)	(1,146)	(6,142)
Loss on sale of associates	(20)	0	0
Loss of tax credits	(2,195)	(4,287)	(212)
Other expenses	(19,236)	(24,470)	(9,544)
Total Finance Income	66,355	131,666	72,116
Finance income by mutual funds - term deposits	44,881	113,522	60,054
Finance income resulting from derivatives	3	8	39
Other finance income	21,471	18,136	12,023
Total Finance Costs	(397,923)	(373,496)	(200,366)
Interest expense, Bank borrowings	(85,860)	(78,753)	(20,827)
Interest expense, Bonds	(204,570)	(214,079)	(114,297)
Interest expense resulting from derivatives	(41,066)	(26,800)	(17,774)
Interest expense for right-of-use	(29,991)	(19,995)	(9,825)
Other finance costs	(36,436)	(33,869)	(37,643)
Total	(45,792)	7,709	33,684
Investments in associates	(22,650)	3,990	7,069
Investments in joint ventures	$ (23,142)	$ 3,719	$ 26,615